Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	FAIR VALUE
The guidance for fair value measurement requires additional disclosures about the Plan’s assets and liabilities that are measured at fair value. The following tables present information about the Plan’s financial assets that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized by the Plan to determine such fair values. Financial assets carried at fair value are classified and disclosed in one of the following three categories:
Level 1: Quoted prices for identical instruments in active markets.
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value driver is observable.
Level 3: Unobservable inputs used when little or no market data is available.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls has been determined based on the lowest level input (closest to Level 3) that is significant to the fair value measurement. The Plan’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset.
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another.
The following tables present the Plan’s fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	As of	Quoted Prices in Active Markets for Identical Assets
	December 31, 2025	(Level 1)

Common stock (a)	$33,233,712	$33,233,712
Mutual funds	162,374,147	162,374,147
Money market (b)	16,321,980	16,321,980
Total investment assets in the fair value hierarchy	211,929,839	211,929,839

Investments measured at net asset value:
Common collective trusts (c)	822,544,331	—
Investments at fair value	$1,034,474,170	$211,929,839

	As of	Quoted Prices in Active Markets for Identical Assets
	December 31, 2024	(Level 1)

Common stock (a)	$28,408,821	$28,408,821
Mutual funds	255,049,952	255,049,952
Money market (b)	21,736,139	21,736,139
Total investment assets in the fair value hierarchy	305,194,912	305,194,912

Investments measured at net asset value:
Common collective trusts (c)	633,746,293	—
Investments at fair value	$938,941,205	$305,194,912

(a)    Represents Travel + Leisure Co. common stock, an exempt party-in-interest.
(b)    Primarily represents an investment in Fidelity Investments Money Market Government Portfolio in 2025 and in BlackRock FedFund in 2024.
(c)    Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
NET ASSET VALUE PER SHARE
In accordance with the guidance for fair value measurements in certain entities that calculate Net Asset Value (“NAV”) per share (or its equivalents), the Plan discloses the fair value, redemption frequency and redemption notice period for those assets whose fair value is estimated using the NAV per share.
The following table sets forth a summary of the Plan’s investments with a reported NAV at December 31, 2025 (a):

Investment	Fair Value (b)	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period (c)
Fidelity
Freedom Blend 2010	$1,161,254	$—	Daily	None	5 days
Freedom Blend 2015	1,132,350	—	Daily	None	5 days
Freedom Blend 2020	3,272,250	—	Daily	None	5 days
Freedom Blend 2025	16,924,862	—	Daily	None	5 days
Freedom Blend 2030	39,214,503	—	Daily	None	5 days
Freedom Blend 2035	50,801,234	—	Daily	None	5 days
Freedom Blend 2040	45,812,020	—	Daily	None	5 days
Freedom Blend 2045	54,421,413	—	Daily	None	5 days
Freedom Blend 2050	51,643,620	—	Daily	None	5 days
Freedom Blend 2055	47,436,772	—	Daily	None	5 days
Freedom Blend 2060	28,954,162	—	Daily	None	5 days
Freedom Blend 2065	9,149,796	—	Daily	None	5 days
Freedom Blend 2070	369,777	—	Daily	None	5 days
Freedom Blend Retirement Fund	1,414,396	—	Daily	None	5 days
Federated Hermes
Total Return Bond Fund	34,339,904	—	Daily	None	5 days
Galliard
Stable Return Fund	42,295,364	—	Daily	None	12 months
Harbor Capital
Appreciation CIT Class 5	107,721,141	—	Daily	None	15 days
Spartan
Extended Market Index Pool Class C	43,562,133	—	Daily	None	30 days
S&P 500 Index Fund Class C	209,613,558	—	Daily	None	30 days
Global ex U.S. Index Fund	33,303,822	—	Daily	None	30 days
	$822,544,331	$—

(a)    Certain plan level contributions or redemptions may be subject to fees or levies.
(b)    Investments are valued at fair value using the net asset value per share practical expedient.
(c)    Redemption notice period for withdrawal of assets from the fund initiated by the Plan Administrator or Trustee.
The following table sets forth a summary of the Plan’s investments with a reported NAV at December 31, 2024 (a):

Investment	Fair Value (b)	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period (c)
Fidelity
Freedom Blend 2010 Fund	$1,105,319	$—	Daily	None	5 days
Freedom Blend 2015 Fund	981,029	—	Daily	None	5 days
Freedom Blend 2020 Fund	2,897,237	—	Daily	None	5 days
Freedom Blend 2025 Fund	15,512,043	—	Daily	None	5 days
Freedom Blend 2030 Fund	31,784,634	—	Daily	None	5 days
Freedom Blend 2035 Fund	42,247,711	—	Daily	None	5 days
Freedom Blend 2040 Fund	35,405,985	—	Daily	None	5 days
Freedom Blend 2045 Fund	40,751,136	—	Daily	None	5 days
Freedom Blend 2050 Fund	39,069,600	—	Daily	None	5 days
Freedom Blend 2055 Fund	37,720,919	—	Daily	None	5 days
Freedom Blend 2060 Fund	21,742,090	—	Daily	None	5 days
Freedom Blend 2065 Fund	4,852,426	—	Daily	None	5 days
Freedom Blend Income Fund	1,493,082	—	Daily	None	5 days
Federated Hermes
Total Return Bond Fund	37,488,248	—	Daily	None	5 days
Galliard
Stable Return Fund	46,674,643	—	Daily	None	12 months
Invesco Oppenheimer
International Growth Fund II	11,593,189	—	Daily	None	12 months
Northern Trust Collective
Aggregate Bond Index Fund	9,841,036	—	Daily	None	≤ 15 days
All Country World Index Fund	24,005,101	—	Daily	None	≤ 15 days
Extended Market Fund	45,783,554	—	Daily	None	≤ 15 days
State Street
S&P 500 Index Fund	182,797,311	—	Daily	None	≤ 15 days
	$633,746,293	$—

(a)    Certain plan level contributions or redemptions may be subject to fees or levies.
(b)    Investments are valued at fair value using the net asset value per share practical expedient.
(c)    Redemption notice period for withdrawal of assets from the fund initiated by the Plan Administrator or Trustee.